Income Taxes (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 87,000,000	$ 64,000,000	$ 77,000,000
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.13	$ 0.09	$ 0.11
Undistributed earnings of non-U.S. subsidiaries	$ 9,700,000,000